Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
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Cash and Cash Equivalents
30. CASH AND CASH EQUIVALENTS
For purposes of the consolidated statement of cash flows, cash and cash equivalents include cash, banks accounts and short-term investments with high liquidity (with maturities of less than 90 days from the date of acquisition), which are easily convertible into cash and that have low risk of changes in their value.
Cash and cash equivalents at the end of each reporting period as shown in the consolidated statement of cash flows can be reconciled against the related items in the consolidated statement of financial position as follows:

	2020	2019	2018
Cash and banks (Note 22)	266,625	387,445	493,805
Short-term investments (Note 16)	4,108,923	1,388,102	4,387,840

Cash and cash equivalents	4,375,548	1,775,547	4,881,645